EMPLOYEE BENEFIT PLANS - Components of certain benefit costs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Postretirement Benefits Costs
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 1	$ 1	$ 2	$ 2	$ 2
Interest cost	4	4	12	12	16	16	20
Net amortization	3	2	7	5	6	7	10
Net Periodic Benefits Costs	7	6	20	18	24	25	32
Net Periodic Pension Expense
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	3	6	8	10	11	10
Interest cost	27	25	77	78	105	108	127
Expected return on assets	(39)	(43)	(123)	(130)	(173)	(177)	(174)
Actuarial (gain) loss					1	1	1
Net amortization	24	30	76	94	126	133	122
Net Periodic Benefits Costs	19	15	142	50	69	76	86
Partial settlement	5	0	106	0
Net Postemployment Benefits Costs
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	1	1	2	2	2
Interest cost	0	0	0	0
Net amortization	0	(1)	0	(1)	$ (2)		(16)
Net Periodic Benefits Costs	$ 0	$ (1)	$ 1	$ 0		$ 2	$ (14)